RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Realized gain from investments			¥ 13,507	$ 2,120		¥ 1,822
Purchase of intangible assets			7,027	$ 1,103	¥ 1,220	11,845
Xiaomi Communication, Information, Technology
Related Party Transaction [Line Items]
Receivables from the sales of products and services		¥ 80,675	64,129		80,675
Hefei Huaheng
Related Party Transaction [Line Items]
Purchase of intangible assets						¥ 11,321
Hefei Jingyu
Related Party Transaction [Line Items]
Purchase from related parties			¥ 146,847
Yunding
Related Party Transaction [Line Items]
Ownership interest sold (as a percent)		26.70%
Cash consideration		¥ 22,500			22,500
Proceeds from disposal of equity interest in subsidiary	¥ 20,000
Hefei Yizhi
Related Party Transaction [Line Items]
Purchase from related parties					¥ 12,000